Johnson & Johnson Pension and Savings Plans Master Trust - Schedule of Net Investment Gain (Details) - EBP 200	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total net investment income (loss)	$ 7,444,210,257
Master Trust
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value of investments	6,680,997,213
Interest	515,823,901
Dividends	$ 247,389,143